Short-term investments	12 Months Ended
Dec. 31, 2022
Short-term investments
Short-term investments

6.Short-term investments

The Company’s short-term investments included structured notes with maturities of one year or less and investment in alternative investment fund, which is measured using the NAV per share as a practical expedient. The following is a summary of the Company’s short-term investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Structured notes	69,548	2,500	362
Investment in fund	109,282	61,855	8,969
Total short-term investments	178,830	64,355	9,331

For the years ended December 31, 2020, 2021 and 2022, the Group recognized other income related to its structured notes of RMB4,255, RMB2,992 and RMB3,411 (US$495), respectively, in the consolidated statements of comprehensive loss.

For the year ended December 31, 2020, 2021 and 2022, the Group recognized unrealized gain and (loss) on fair value change of the investment of RMB35,527, RMB(52,877) and RMB(47,487) (US$7,057) as other income/(loss), net in the consolidated statements of comprehensive loss, respectively.